Share-Based Compensation (Details) - Schedule of Company's RSUs activities under all incentive plans - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Company
Number of Restricted Shares, Outstanding beginning balance			35,567	77,800
Weighted-average grant date fair value, Outstanding beginning balance			$ 9.26	$ 9.26
Number of Restricted Shares, Granted		727,476			616,700
Weighted-average grant date fair value, Granted		$ 1.62			$ 9.26
Number of Restricted Shares, Vested		(727,476)	(32,234)	(38,900)	(538,900)
Weighted-average grant date fair value, Vested		$ 1.62	$ 9.26	$ 9.26	$ 9.26
Number of Restricted Shares, Forfeited			(3,333)	(3,333)
Weighted-average grant date fair value, Forfeited				$ 9.26
Number of Restricted Shares, Outstanding ending balance				35,567	77,800
Weighted-average grant date fair value, Outstanding ending balance				$ 9.26	$ 9.26